Description of the Plan	12 Months Ended
Nov. 30, 2025
EBP 005 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan
1.	DESCRIPTION OF THE PLAN
The following description of the Jefferies Employees’ Profit Sharing Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
– The Plan is a defined contribution plan sponsored by Jefferies Financial Group Inc. and subsidiaries (the “Company”) covering all U.S. based employees of the Company and employees who have U.S. source income and have completed three full months of service. Jefferies LLC is a direct wholly-owned subsidiary of publicly traded Jefferies Financial Group Inc. (“Jefferies”). The Plan’s Administrative Committee controls and manages the operation and administration of the Plan. Fidelity Management Trust Company serves as the trustee of the Plan (the “Trustee”). The Plan became effective in December 1964 and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
The Plan was amended effective November 1, 2022, to change the name of the Plan to Jefferies Employees’ Profit Sharing Plan (formerly “Jefferies Group LLC Employees’ Profit Sharing Plan”) and the name of the Plan Sponsor to Jefferies Financial Group Inc. (formerly “Jefferies Group LLC”) as shown above.
Contributions
– Each year, eligible participants may voluntarily make
pre-tax
and/or
after-tax
Roth contributions up to 15% of a participant’s annual compensation or a flat dollar amount, as defined in the Plan, subject to certain Internal Revenue Code (“IRC”) limitations. Participants may also make voluntary after-tax
contributions up to $41,000 to the Plan. Participants who have attained age 50 on or before December 31, 2025 may make pre-tax
and/or Roth
catch-up
contributions, which are not matched by the Company.
Participants may also direct distributions from other qualified defined benefit plans, defined contribution plans, or Individual Retirement Accounts (“IRAs”) that held contributions under a previous employer’s tax-qualified
plan or contributory IRAs to the Plan.
The Plan provides for a fixed matching contribution by the Company for each dollar contributed by the employee on a pre-tax
and
after-tax
Roth basis. In fiscal 2025, the rate of match was 25%. The Plan also enables employees to share in the profits of the Company by means of the Company’s discretionary contributions that can only be made out of profits and are allocated to participants on the basis of their compensation, as defined in the Plan. Additional discretionary matching contributions are allocated to participant accounts based on the level of employee contributions made to the Plan. Contributions are subject to certain limitations. The Company did not authorize a discretionary contribution during fiscal 2025.
Participant Accounts
– Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contribution, the Company’s matching contribution and allocations of the Company’s discretionary contributions and Plan earnings, and charged with withdrawals, an allocation of Plan losses and an allocation of administrative expenses, if not paid from the forfeiture or the Revenue Credit Program account. Allocations are based on participant earnings or account balances, as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. In situations where Fidelity recordkeeping revenue earned in connection with plan services exceeds agreed-upon compensation, Fidelity (through a Revenue Credit Account) will deposit any excess revenue, regardless of source, in a plan-level suspense account (i.e., Revenue Credit Account) in the Plan. The Plan’s administrator, on behalf of the Administrative Committee, can then direct Fidelity to pay qualified plan-level expenses or allocate unused credit to eligible participants via funds from this Revenue Credit Account.

Investments
– Participants direct the investment of their contributions into various investment options offered by the Plan. As of November 30, 2025, as investment options for participants, the Plan currently offers two equity investments, one common collective fund investment, 33 mutual funds, including one money market fund, and a self-directed
brokerage account (“BrokerageLink Account”) that is primarily invested in interest-bearing cash accounts and income-oriented and growth-oriented
mutual funds.
Vesting
– Participants are immediately fully vested in their own contributions and the earnings thereon. Vesting in the Company’s contribution portion of their accounts is based on years of continuous service as follows:

Years of vesting service	Percentage
Fewer than two years	-%
Two years	33
Three years	67
Four years	100
Notes Receivable from Participants
– Participants may borrow from their Plan accounts up to a maximum equal to the lesser of (1) $50,000 less the highest outstanding loan balance for the participant during the prior
12-month
period or (2) 50% of their account balance. The loans are secured by the remaining balance in the participant’s account and bear interest at rates commensurate with local prevailing rates at the time funds are borrowed. The interest rate remains unchanged for the duration of the loan. The term of the loan may not exceed five years, except for loans for the purchase of a primary residence, in which case the repayment period cannot exceed ten years. Principal and interest are paid ratably through semi-monthly payroll deductions. Terminated participants who elect to continue their loan terms may elect to remit payments directly to the Trustee. As of November 30, 20254.25% to 9.5
Payment of Benefits
– Upon termination of service for any reason, a participant with an account balance greater than $1,000 may elect to (1) receive a lump-sum
distribution in an amount equal to the value of the participant’s vested interest in his or her account, (2) elect a rollover distribution to an eligible retirement plan or eligible individual retirement account in an amount equal to the value of the participant’s vested interest in his or her account, or (3) elect to retain the amount of the vested balance in the Plan until the attainment of age 65. To the extent that a participant’s account is less than $1,000, the Company will distribute the vested interest in the participant’s account to the participant in the form of a lump-sum
payment and if invested in Jefferies Common Stock, the distribution will be made in the form of whole shares of Jefferies Common Stock or cash. The Plan allows for in-service
withdrawals for hardship purposes as defined in the Plan document. The Plan also allows in-service
withdrawals to employees to withdraw vested balances starting at age 59 1/2 and for all employees to withdraw their voluntary after-tax
and rollover contributions at any time.
Forfeited Accounts
– As of November 30, 2025 and 2024, forfeited
non-vested
accounts totaled $23,380 and $13,607, respectively. These amounts will be used to reduce employer contributions or pay administrative expenses of the Plan. During the year ended November 30, 2025, incoming forfeitures totaled $1,384,516, and employer contributions were reduced by $1,374,743.